Stockholders' Equity (Deficit)/Shareholders' Deficit - Additional Information (Detail) - AEA-Bridges Impact Corp - $ / shares		9 Months Ended	12 Months Ended
	Sep. 16, 2022	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders Equity Note [Line Items]
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized		20,000,000	5,000,000	5,000,000
Preferred stock shares issued		0	0	0
Preferred stock shares outstanding		0	0	0
Common stock par or stated value per share		$ 0.0001
Common stock shares authorized		800,000,000
Common stock shares issued		11,402,888
Common stock shares outstanding		11,402,888
Common stock description of voting rights		one vote
Minimum common stock shares to be maintained		20.00%
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Common stock shares authorized			500,000,000	500,000,000
Common stock shares issued			0	0
Common stock shares outstanding			0	0
Common stock description of voting rights			one vote	one vote
Ordinary shares subject to possible redemption shares		0	40,000,000	40,000,000
Temporary equity, Shares issued		0	40,000,000	40,000,000
Stock redeemed or called during period, shares	36,597,112	36,597,112
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Common stock shares authorized			50,000,000	50,000,000
Common stock shares issued			10,000,000	10,000,000
Common stock shares outstanding			10,000,000	10,000,000
Common stock description of voting rights			one vote	one vote
Ordinary shares subject to possible redemption shares			10,000,000
Minimum common stock shares to be maintained			20.00%